Acquisitions and Other Transactions - Acquisition of Royalty on AngloGold Ashanti plc Arthur Gold Project - Nevada, U.S (Details) - Acquisition of Royalties $ in Millions	Jul. 23, 2025 USD ($)
Altius Minerals Corporation
Acquisitions
Net smelter royalty interest held	0.50%
AngloGold's Arthur Gold Project - Nevada, U.S
Acquisitions
Percentage of net smelter return ("NSR") royalty acquired	1.00%
Percentage of NSR on existing royalty	1.50%
Cash transferred	$ 250.0
Contingent payment	$ 25.0